INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

Loss from continuing operations before income taxes and noncontrolling interest consists of the following:

	2013	2012	2011
Domestic	$(38,583)	$(23,563)	$(53,268)
Foreign	(404)	(40)	1,483
	$(38,987)	$(23,603)	$(51,785)

Schedule of Components of Income Tax Expense (Benefit)

	2013	2012	2011
Current
Federal	$(3,040)	$(1,508)	$(2,840)
State	(2,972)	(1,185)	(3,283)
Foreign	(220)	1,027	(494)
Total Current	(6,232)	(1,666)	(6,617)
Deferred
Federal	4,209	6,090	17,876
State	342	3,104	5,162
Foreign	—	—	—
Total Deferred	4,551	9,194	23,038
Total income tax (expense) benefit	$(1,681)	$7,528	$16,421

Schedule of Effective Income Tax Rate Reconciliation
The differences between income taxes computed using the U.S. statutory Federal income tax rate of 35% and the actual income tax provision for continuing operations as reflected in the accompanying consolidated statements of operations are as follows:

	2013	2012	2011
Expected Federal income tax benefit	$13,645	$8,260	$18,005
State taxes, net of Federal benefit	(468)	409	1,879
Change in valuation allowance - State	(1,266)	828	(668)
Change in valuation allowance - Foreign	(44)	(707)	445
Foreign rate differential	(97)	2	74
IETU, Withholding and Other Permanent- Foreign	(220)	557	(494)
Forgiveness of Debt	—	—	(290)
Adjustments Related to Tax Contingencies	(3,171)	(3,273)	(2,921)
Equity-based compensation	(4,192)	—	—
Membership initiation deposits	(4,586)	—	—
Other, net	(1,282)	1,452	391
Actual income tax (expense) benefit	$(1,681)	$7,528	$16,421

Summary of Operating Loss Carryforwards
We had the following net operating loss carryforwards at December 31, 2013, which are available to offset future taxable income:

Type of Carryforward	Gross Amount	Expiration Dates (in years)
Federal tax operating loss	$25,969	2031	-	2033
State tax operating loss	$172,223	2014	-	2033
AMT net operating loss	$26,735	2031	-	2033
Mexico net operating loss	$17,635	2014	-	2023

Schedule of Deferred Tax Assets and Liabilities
The components of the deferred tax assets and deferred tax liabilities at December 31, 2013 and December 25, 2012 are as follows:

	2013	2012
Deferred tax assets:
Federal tax net operating loss carryforwards	$9,089	$8,045
State and foreign tax net operating loss carryforwards	11,417	11,102
Membership deferred revenue	51,568	48,041
Reserves and accruals	19,902	17,422
Tax credits	3,162	2,930
Suspended losses	—	11,272
Capital losses	6,723	—
Straight-line rent	8,650	7,321
Other	18,942	17,663
Total gross deferred tax assets	$129,453	$123,796
Valuation allowance	(10,916)	(10,474)
Deferred tax liabilities:
Discounts on membership initiation deposits and acquired notes	(150,905)	(151,538)
Property and equipment	(155,424)	(145,989)
Deferred revenue	(1,920)	(1,872)
Intangibles	(10,541)	(11,435)
Other	(333)	(2,382)
Total gross deferred tax liabilities	(319,123)	(313,216)
Net deferred tax liability	$(200,586)	$(199,894)

The allocation of deferred taxes between current and long-term as of December 31, 2013 and December 25, 2012 is as follows:

	2013	2012
Current portion-deferred tax asset, net	$10,403	$7,896
Long-term deferred tax liability, net	(210,989)	(207,790)
Net deferred tax liability	$(200,586)	$(199,894)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the change in our unrealized tax benefit for all periods presented is as follows:

	2013	2012	2011
Balance at beginning of year	$51,384	$52,513	$53,215
Increases in tax positions for current year	—	—	—
Increases in tax positions for prior years	103	17	52
Decreases in tax positions for prior years	(1,109)	(1,146)	(754)
Balance at end of year	$50,378	$51,384	$52,513